Employee Benefits (Expected Future Benefit Payments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Employee Benefits [Abstract]
2014	$ 334
2015	397
2016	538
2017	602
2018	659
2019-2023	$ 4,337